RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

25.   RELATED PARTY TRANSACTIONS

a)Related parties *

Name of related parties	Relationship with the Company
Xiaomi Ventures Limited (“Xiaomi”), Xiaomi Communication Technology Co.,Ltd., and its subsidiary, Beijing Xiaomi Mobile Software Co., Ltd.,(collectively, “Xiaomi Group”)(2)	A company controlled by principal shareholder of the Company before December 30, 2020
King Venture Holdings Limited (“King Venture”) and Beijing Kingsoft Cloud Network Technology Co., Ltd. (“BJ Kingsoft”) (1)	A company controlled by principal shareholder of the Company before December 30, 2020
Beijing Cheetah Mobile Technology Co., Ltd.(“BJ Cheetah”) (1)	A company controlled by principal shareholder of the Company before December 30, 2020
Unisvnet Technology Co., Ltd. (“Unisvnet”)	A company controlled by controlling shareholder of the Company
Beijing Tuspark Harmonious Investment Development Co., Ltd. (“Tuspark Harmonious”)	A company controlled by controlling shareholder of the Company
Ziguang Financial Leasing Co., Ltd. (“Ziguang Finance Leasing”)	A company controlled by principal shareholder of the Company
Qidi Bus (Beijing) Technology Co., Ltd. (“Qidi Tech”)	A company controlled by controlling shareholder of the Company
Beijing Qidi Yefeng Investment Co., Ltd. (“Beijing Qidi Yefeng”)	A company controlled by controlling shareholder of the Company
Beijing Huaqing Property Management Co., Ltd. (“Beijing Huaqing”)	A company controlled by controlling shareholder of the Company
Shanghai Shibei Hi-Tech Co., Ltd. (“SH Shibei”)	Noncontrolling shareholder of a subsidiary
Marble Stone SH Group Limited (“Marble SH”) (4)	A company controlled by minority shareholder of the Company
Marble Stone Holdings Limited (“Marble Holdings”) (4)	A company controlled by minority shareholder of the Company
Shanghai Puping Information Technology Co., Ltd. (“Shanghai Puping”)(4)	A company controlled by minority shareholder of the Company
Shihua DC Investment Holdings 2 Limited (“Shihua Holdings 2”)	Equity investee of the Company in 2018 and wholly-owned subsidiary since August 20, 2019 (Note 4)
Beijing Chengyishidai Network Engineering Technology Co., Ltd.(“CYSD”) (3)	Equity investee of the Company
WiFire (Beijing) Technology Co., Ltd. (“WiFire BJ”) (3)	Equity investee of the Company
Beijing Fastweb Network Technology Co., Ltd. (“BJ Fastweb”) (3)	Equity investee of the Company
Shanghai Fawei Technology Co., Ltd. (“SH Fawei”) (3)	Equity investee of the Company
Wuhan Fastweb Cloud Computing Co., Ltd. (“WH Fastweb”) (3)	Equity investee of the Company
Beijing Bozhi Ruihai Network Technology Co., Ltd. (“BZRH”) (3)	Equity investee of the Company
WiFire (Shanghai) Network Technology Co., Ltd. (“SH Guotong”) (3)	Equity investee of the Company
Jingliang Interconnected Cloud Technology Co., Ltd. (“Jingliang Inter Cloud”)	Equity investee of the Company
Beijing Taiji Data Tech Co., Ltd. (“Taiji”)	Equity investee of the Company in 2018, 2019 and wholly-owned subsidiary since January 31, 2020
Shihua DC Investment Management Limited (“Shihua Investment Management”)	Equity investee of the Company in 2018, 2019 and wholly-owned subsidiary since January 31, 2020
Shihua DC Investment Management Group Limited (“Shihua Investment Group”)	Equity investee of the Company in 2018, 2019 and wholly-owned subsidiary since January 31, 2020
Apurimac Partners Limited (“APL”)	A company controlled by an officer of the Company
Asialeads Capital (Cayman) Limited	A company in which a director of the Company acts as an executive

*	These are the related parties that have engaged in significant transactions with the Company for the years ended December 31, 2018, 2019 and 2020.

25.   RELATED PARTY TRANSACTIONS (CONTINUED)

a)Related parties (continued)

(1)	These companies are ultimately controlled by the same party. King Venture made a significant investment in the Company in 2015. These companies ceased to be related parties as the Company repurchased the shares from King Venture on December 30, 2020.
(2)	These companies are ultimately controlled by the same party. Xiaomi made a significant investment in the Company in 2015. These companies ceased to be related parties as the Company repurchased the shares from King Venture on December 30, 2020.
(3)	These entities were disposed by the Company in September 2017, included in WiFire Entities, and determined by the Company as related parties as of December 31, 2018, 2019 and 2020.
(4)	These entities are controlled by Waburg Pincus, a significant minority shareholder of the Company.

25.   RELATED PARTY TRANSACTIONS (CONTINUED)

b)Other than disclosed elsewhere, the Company had the following significant related party transactions for the years ended December 31, 2018, 2019 and 2020:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Services provided to:
-Xiaomi Group	374,085	437,694	527,679	80,870
-Qidi Tech	—	7,427	3,478	533
-Jingliang Inter Cloud	—	—	880	135
-BJ Cheetah	2,079	169	98	15
-BJ Kingsoft	6,281	3,475	43	7
-Taiji	13,681	7,899	—	—
-WiFire BJ	16,490	1,934	—	—
-Unisvnet	1,011	—	—	—
-Others	4,493	1,494	305	47

Services provided by:
-CYSD	18,667	38,918	38,918	5,964
-BJ Kingsoft	13,204	3,492	16,867	2,585
-APL	—	—	8,124	1,245
-Jingliang Inter Cloud	3,477	8,829	4,956	760
-Beijing Huaqing	—	—	4,389	673
-Taiji	7,095	19,942	—	—
-DCSS	5,238	—	—	—
-BZRH	4,239	—	—	—
-WiFire BJ	4,066	—	—	—
-Others	6,396	5,866	796	122

Loan to:
-Shanghai Puping	—	—	62,531	9,583
-Taiji	—	1,500	—	—

Interest income from loan to:
-BJ Fastweb	700	700	—	—

Lease deposit paid to:
-Ziguang Finance Leasing	2,042	6,154	135	21
-Tuspark Harmonious	11,472	—	—	—

Lease payment paid to:
-Tuspark Harmonious	—	68,832	43,703	6,698
-Ziguang Finance Leasing	4,897	17,156	30,776	4,717
-Beijing Qidi Yefeng	—	—	4,516	692

Cash consideration for shares repurchase
-King Venture	—	—	130,472	19,996

During the year ended December 31, 2020, the company entered into an agreement with Asialeads Capital (Cayman) Limited purchased the Company’s convertible promissory notes for total gross proceeds of US$50,000.

25.   RELATED PARTY TRANSACTIONS (CONTINUED)

c)The Company had the following related party balances as of December 31, 2019 and 2020:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Amounts due from related parties:
Current:
-Shanghai Puping	—	62,531	9,583
-SH Shibei	9,800	9,800	1,502
-Ziguang Finance Leasing	—	2,042	313
-Marble SH (2)	100,106	—	—
-Shihua Investment Group (3)	82,542	—	—
-Xiaomi Group	39,778	—	—
-Marble Holdings (2)	29,736	—	—
-Shihua Investment Management (3)	27,905	—	—
-Taiji	9,499	—	—
-Qidi Tech	1,249	—	—
-Others	1,050	1,146	176
	301,665	75,519	11,574
Non-current:
-Tuspark Harmonious	11,863	11,863	1,818
-Ziguang Finance Leasing	8,195	6,289	964
-Beijing Qidi Yefeng	—	1,124	172
-Others	596	1,286	197
	20,654	20,562	3,151
Amounts due to related parties:
Current:
-Ziguang Finance Leasing	27,160	31,681	4,855
-Tuspark Harmonious	24,917	13,557	2,078
-Beijing Qidi Yefeng	—	4,410	676
-Shihua Investment Group (3)	84,021	—	—
-Shihua Investment Management (3)	22,484	—	—
-WiFire BJ (1)	6,330	—	—
-BJ Kingsoft	1,073	—	—
-APL	—	783	120
-Others	950	576	88
	166,935	51,007	7,817
Non-current:
-Tuspark Harmonious	698,511	715,992	109,731
-Ziguang Finance Leasing	47,388	22,247	3,409
-Beijing Qidi Yefeng	—	9,507	1,457
	745,899	747,746	114,597

(1)	In 2019, RMB20,367 of amounts due from/to WiFire Entities were offset according to the multi-party debt offset agreement signed in 2019. The remaining RMB52,142 of amounts due from WiFire Entities was fully impaired considering low collectability.
(2)	Amounts due from Marble SH and Marble Holdings represented the unpaid cash consideration to the Company for acquiring the 100% equity interest in certain of Shihua Holdings 2’s subsidiaries in 2019 (Note 4).
(3)	Amounts due from/to Shihua Investment Management and Shihua Invesetment Group were generated from the assets acquisition of Shihua Holdings 2 (Note 4).